Borrowings (Details 1) - ARS ($) $ in Thousands	Jun. 30, 2019	Jun. 30, 2018
Disclosure of disaggregation of revenue from contracts with customers [line items]
Capital borrowings	$ 23,040,334	$ 23,926,192
Accrued interest borrowing	475,485	426,895
Borrowings under finance leases	23,515,819	24,353,087
Less than one year [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Capital borrowings	735,988	59,546
Accrued interest borrowing	384,452	405,473
Between 1 and 2 years [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Capital borrowings	6,523,430	350,847
Accrued interest borrowing	91,033	21,422
Between 2 and 3 years [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Capital borrowings	457,294	6,746,792
Between 3 and 4 years [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Capital borrowings	15,323,622	603,877
More than 4 years [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Capital borrowings		$ 16,165,130